32. FINANCIAL RESULTS (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Results Details 1
Bank borrowings	$ (4,699,500)	$ (6,151,132)	$ (4,541,333)
Bonds payable and promissory notes	(3,808,671)	(3,061,014)	(2,878,424)
Other finance costs	(1,477,506)	(1,093,303)	(2,615,088)
Total	$ (9,985,677)	$ (10,305,449)	$ (10,034,845)